Investments In Joint Ventures and Associates - Additional Information (Detail) $ in Thousands, $ in Thousands			1 Months Ended		9 Months Ended
	Jan. 20, 2022 MXN ($)	Jan. 20, 2022 USD ($)	Jul. 27, 2010 tank Barrels	Mar. 31, 1993 Barrels	Sep. 30, 2022 MXN ($)	Jan. 31, 2022 MXN ($)	Jan. 31, 2022 USD ($)	Jan. 20, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Disclosure of Investments in Associates and Other [Line Items]
Investments in joint ventures and associates					$ 2,107,628				$ 2,254,952
Current borrowings					420,323,023				492,283,613
Deer Park
Disclosure of Investments in Associates and Other [Line Items]
Acquired percentage	50.005%	50.005%
Cash transferred	$ 6,663,803							$ 326,609
Acquisition-related costs recognised as expense	145,937	$ 7,091
Gain recognised in bargain purchase transaction	$ 1,271,188	62,304
Revenue of acquiree since acquisition date					210,962,937
Profit (loss) of acquiree since acquisition date					20,580,112
Increase (decrease) through net exchange differences, investment property					(10,383,296)
Deer Park | PMI NASA
Disclosure of Investments in Associates and Other [Line Items]
Percentage of partner loan repayment	100.00%							100.00%
Cash transferred	$ 1,227,383							$ 60,157
Equity interests of acquirer	5,436,420							$ 266,452
Line of credit facility principle payment	6,630,975	325,000
Line of credit facility interest payment	$ 32,828	$ 1,609
FONADIN
Disclosure of Investments in Associates and Other [Line Items]
Amounts receivable, related party transactions						$ 23,000,000	$ 1,127,285
Current borrowings						$ 8,974,406	$ 436,000
Deer Park Refining Limited Partnership
Disclosure of Investments in Associates and Other [Line Items]
Investments in joint ventures and associates					0				$ 6,703,324
Percentage of investment									49.995%
Deer Park Refining Limited Partnership | Non adjusting event
Disclosure of Investments in Associates and Other [Line Items]
Acquired percentage	50.005%	50.005%
Deer Park Refining Limited Partnership | PMI NASA
Disclosure of Investments in Associates and Other [Line Items]
Acquired percentage				49.995%
Installed capacity of crude oil per day | Barrels				340,000
Texas Frontera, LLC.
Disclosure of Investments in Associates and Other [Line Items]
Investments in joint ventures and associates					$ 188,320				$ 195,814
Number of tanks | tank			7
Number of barrels in each tanks | Barrels			120,000
Texas Frontera, LLC. | PMI SUS
Disclosure of Investments in Associates and Other [Line Items]
Acquired percentage			50.00%